Other Liabilities And Provisions (Schedule Of Expected Future Payments And Sublease Recoveries) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
The Bow Office Project [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, 2013	$ 86
Expected future payments, 2014	93
Expected future payments, 2015	93
Expected future payments, 2016	94
Expected future payments, 2017	95
Expected future payments, Thereafter	2,120
Expected future payments, Total	2,581
Sublease recoveries, 2013	(44)
Sublease recoveries, 2014	(46)
Sublease recoveries, 2015	(46)
Sublease recoveries, 2016	(47)
Sublease recoveries, 2017	(47)
Sublease recoveries, Thereafter	(1,049)
Sublease recoveries, Total	(1,279)
Production Field Centre [Member]
Other Liabilities And Provisions [Line Items]
Expected future payments, 2013	74
Expected future payments, 2014	89
Expected future payments, 2015	89
Expected future payments, 2016	89
Expected future payments, 2017	89
Expected future payments, Thereafter	281
Expected future payments, Total	$ 711